Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth specified executive compensation and financial performance measures for the Company’s five most recently completed fiscal years, and cumulative total shareholder return (TSR) information for the Company and a peer group for the 1-, 2-, 3-, 4- and 5-year periods commencing as of December 31, 2020, as required by Item 402(v) of Regulation S-K:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (Loss) ($ in thousands)	Operating Cash Flow ($ in millions) (5)(6)
2025	$12,077,321	$8,217,231	$3,685,935	$2,720,177	133	182	$(93,054)	$401.3
2024	$12,051,176	$6,373,765	$3,919,048	$2,454,344	170	176	$(966,399)	$571.6
2023	$8,284,008	$(9,501,753)	$2,901,772	$(2,575,133)	215	199	$245,952	$521.0
2022	$10,968,467	$32,675,932	$3,563,545	$9,767,320	327	195	$154,658	$198.9
2021	$8,017,005	$14,736,737	$2,696,782	$4,588,122	162	121	$(654,545)	$(94.6)
_____________

Company Selected Measure Name	Operating Cash Flow
Named Executive Officers, Footnote	(2)The non-PEO Named Executive Officers for each of the covered fiscal years are Messrs. Smith, Berns, Holcomb and Wexler.
Peer Group Issuers, Footnote	(4)The peer group used for the calculation of Peer Group Total Shareholder Return is the Oilfield Service Index(OSX).
PEO Total Compensation Amount	$ 12,077,321	$ 12,051,176	$ 8,284,008	$ 10,968,467	$ 8,017,005
PEO Actually Paid Compensation Amount	$ 8,217,231	6,373,765	(9,501,753)	32,675,932	14,736,737
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to our Principal Executive Officer (“PEO”), as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, with adjustments made to 2025 Total compensation as shown below, and adjustments for prior fiscal years as reflected in the Pay Versus Performance Section of our 2023, 2024 and 2025 proxy statements. The fair value of performance unit and phantom unit awards was determined based on a Monte-Carlo simulation model that takes into account expected price movement of Common Stock as compared to peer companies and relevant market indices, as of the relevant measurement dates. Assumptions used in the Monte-Carlo simulation model include assumptions regarding volatility, the risk-free interest rate, dividend yield, and stock beta. Due to differences in measurement dates, the assumptions used in these valuations could differ materially from the assumptions used to determine the fair value as of the grant date of such awards.

Compensation Actually Paid to PEO	2025
Summary Compensation Table Total	$12,077,321
Less, value of Stock Awards reported in Summary Compensation Table	$8,497,991
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$8,259,525
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(2,999,285)
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(622,339)
Total	$8,217,231

Non-PEO NEO Average Total Compensation Amount	$ 3,685,935	3,919,048	2,901,772	3,563,545	2,696,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,720,177	2,454,344	(2,575,133)	9,767,320	4,588,122
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the other Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the Named Executive Officers. In accordance with these rules, these amounts reflect average Total compensation as set forth in the Summary Compensation Table for each year, with adjustments made to average 2025 Total compensation as shown below, and adjustments for prior fiscal years as reflected in the Pay Versus Performance Section of our 2023, 2024 and 2025 proxy statements. The fair value of performance unit awards was determined based on a Monte-Carlo simulation model that takes into account expected price movement of Common Stock as compared to peer companies and relevant market indices, as of the relevant measurement dates. Assumptions used in the Monte-Carlo simulation model include assumptions regarding volatility, the risk-free interest rate, dividend yield, and stock beta. Due to differences in measurement dates, the assumptions used in these valuations could differ materially from the assumptions used to determine the fair value as of the grant date of such awards.

Average Compensation Actually Paid to Other Named Executive Officers	2025
Average Summary Compensation Table Total	$3,685,935
Less, average value of Stock Awards reported in Summary Compensation Table	$1,911,873
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,858,203
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(746,455)
Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	$(165,633)
Total	$2,720,177

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Other Financial and Non-Financial Measures Used
The Company considers the following financial and non-financial measures to be the most important measures used to link executive compensation actually paid to company performance for the most recently completed fiscal year:

Most Important Measures Used to Link Executive Compensation Actually Paid to Company Performance
Absolute Total Stockholder Return
Relative Total Stockholder Return
Operating Cash Flow
Adjusted EBITDA
Health, Safety and Environmental Performance
Please see “Compensation Discussion and Analysis” elsewhere in this proxy statement for additional information regarding these measures.

Total Shareholder Return Amount	$ 133	170	215	327	162
Peer Group Total Shareholder Return Amount	182	176	199	195	121
Net Income (Loss)	$ (93,054,000)	$ (966,399,000)	$ 245,952,000	$ 154,658,000	$ (654,545,000)
Company Selected Measure Amount	401,300,000	571,600,000	521,000,000.0	198,900,000	(94,600,000)
Additional 402(v) Disclosure
(5)The Company-Selected Measure is Operating Cash Flow, which is not defined by U.S. GAAP. Operating cash flow is defined herein as net cash provided by operating activities (excluding, for the purposes of the annual cash bonus program, any non-operating expenses such as merger and integration expenses and restructuring costs and the effects of customer prepayments) less net capital expenditures (as adjusted for any Board-approved increase in capital expenditures after targets are set). For all years presented, the Operating Cash Flow measure was adjusted to exclude the effects of customer prepayments. For 2021-2024, the Operating Cash Flow measure was adjusted to exclude merger and integration expenses. For 2022, the Operating Cash Flow measure was adjusted for Board-approved increases in capital expenditures after targets were set.
	While SEC guidance under Item 402(v) of Regulation S-K does not permit the use of multi-year relative Total Shareholder Return as a permissible Company-Selected Measure for the table above, the Company views 3-year relative Total Shareholder Return as one of the most important measures used to link executive “compensation actually paid” to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Health, Safety and Environmental Performance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,497,991)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,259,525
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,999,285)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(622,339)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,911,873)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,858,203
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(746,455)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (165,633)